Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Harbor Commodity Real Return Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	96
Three Years	rr_ExpenseExampleYear03	323
Five Years	rr_ExpenseExampleYear05	569
Ten Years	rr_ExpenseExampleYear10	1,273
Annual Return 2009	rr_AnnualReturn2009	30.59%
Annual Return 2010	rr_AnnualReturn2010	23.53%
Annual Return 2011	rr_AnnualReturn2011	(7.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.91%)
One Year	rr_AverageAnnualReturnYear01	(7.66%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.32%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.94%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
One Year	rr_ExpenseExampleYear01	121
Three Years	rr_ExpenseExampleYear03	401
Five Years	rr_ExpenseExampleYear05	702
Ten Years	rr_ExpenseExampleYear10	1,558
One Year	rr_AverageAnnualReturnYear01	(7.90%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Commodity Real Return Strategy Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 581%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	581.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the "Commodity Index"), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Commodity Index tracks the returns of futures contracts in different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by PIMCO. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund also may invest up to 10% of its total assets in preferred stocks.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

Duration. The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser's forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's fixed income holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund's fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality. The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds, rated B or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined to be of comparable quality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor's portfolio but instead should represent only a small portion of an investor's overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity risk: The Fund's investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed income security risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Tax risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department.

Interest rate risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of ten years, a 1% increase in interest rates generally would result in a 10% decrease in the Fund's value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment-grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities may be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Leveraging risk: The Fund's use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis can give rise to leverage with the Fund's portfolio, which could cause the Fund's returns to be more volatile than if leverage had not been used.

Foreign securities risk: Prices of the Fund's foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.34%	4th/2010
Worst Quarter	-32.91%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Commodity Real Return Strategy Fund | Dow Jones-UBS Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.32%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.45%)

[1]	applicable to shares held less than 30 days
[2]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles.
[4]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 28, 2013. Only the Board of Trustees may modify or terminate this agreement.